FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Liquidity Risk (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Short-term borrowings	$ 2,200	$ 1,221
Accounts payable and accrued liabilities	3,416	2,714
Long-term debt	18,688	18,201	$ 15,967
Lease liabilities	1,957	1,835	$ 1,725
Expenditure derivatives | Cash flow hedges
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	19
Debt derivatives
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	(11)	12
Interest rate derivatives
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	243
Interest rate derivatives | Cash flow hedges
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	243
Liquidity risk
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Short-term borrowings	2,200	1,221
Short-term borrowings, undiscounted cash flows	2,200	1,221
Accounts payable and accrued liabilities	3,416	2,714
Accounts payable and accrued liabilities, undiscounted cash flows	3,416	2,714
Long-term debt	18,688	18,201
Long-term debt, undiscounted cash flows	18,873	18,373
Lease liabilities	1,957	1,835
Lease liabilities, undiscounted cash flows	2,498	2,353
Other long-term financial liabilities	14	22
Other long-term financial liabilities, undiscounted cash flows	14	22
Net carrying amount of derivatives (asset)	895	1,011
Financial liabilities	25,380	22,982
Financial liabilities, undiscounted cash flows	26,813	24,183
Liquidity risk | Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Short-term borrowings, undiscounted cash flows	2,200	1,221
Accounts payable and accrued liabilities, undiscounted cash flows	3,416	2,714
Long-term debt, undiscounted cash flows	1,551	1,450
Lease liabilities, undiscounted cash flows	336	278
Other long-term financial liabilities, undiscounted cash flows	0	0
Financial liabilities, undiscounted cash flows	7,935	5,729
Net interest payments	804	747
Liquidity risk | 1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Short-term borrowings, undiscounted cash flows	0	0
Accounts payable and accrued liabilities, undiscounted cash flows	0	0
Long-term debt, undiscounted cash flows	2,312	3,274
Lease liabilities, undiscounted cash flows	677	647
Other long-term financial liabilities, undiscounted cash flows	7	14
Financial liabilities, undiscounted cash flows	2,675	3,706
Net interest payments	1,444	1,322
Liquidity risk | 4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Short-term borrowings, undiscounted cash flows	0	0
Accounts payable and accrued liabilities, undiscounted cash flows	0	0
Long-term debt, undiscounted cash flows	3,520	1,490
Lease liabilities, undiscounted cash flows	308	300
Other long-term financial liabilities, undiscounted cash flows	2	2
Financial liabilities, undiscounted cash flows	3,916	1,838
Net interest payments	1,321	1,167
Liquidity risk | After 5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Short-term borrowings, undiscounted cash flows	0	0
Accounts payable and accrued liabilities, undiscounted cash flows	0	0
Long-term debt, undiscounted cash flows	11,490	12,159
Lease liabilities, undiscounted cash flows	1,177	1,128
Other long-term financial liabilities, undiscounted cash flows	5	6
Financial liabilities, undiscounted cash flows	12,287	12,910
Net interest payments	7,789	8,331
Liquidity risk | Expenditure derivatives
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0
Derivative financial liabilities, undiscounted cash flows	1,374	2,134
Net carrying amount of derivatives (asset)	1,354	2,024
Liquidity risk | Expenditure derivatives | Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	1,240	1,305
Net carrying amount of derivatives (asset)	1,217	1,222
Liquidity risk | Expenditure derivatives | 1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	134	829
Net carrying amount of derivatives (asset)	137	802
Liquidity risk | Expenditure derivatives | 4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0	0
Net carrying amount of derivatives (asset)	0	0
Liquidity risk | Expenditure derivatives | After 5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0	0
Net carrying amount of derivatives (asset)	0	0
Liquidity risk | Equity derivatives
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0
Derivative financial liabilities, undiscounted cash flows	(36)	(34)
Liquidity risk | Equity derivatives | Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	(36)	(34)
Liquidity risk | Equity derivatives | 1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0	0
Liquidity risk | Equity derivatives | 4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0	0
Liquidity risk | Equity derivatives | After 5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0	0
Liquidity risk | Debt derivatives
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0
Derivative financial liabilities, undiscounted cash flows	1,390	585
Net carrying amount of derivatives (asset)	1,401	573
Liquidity risk | Debt derivatives | Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	1,390	585
Net carrying amount of derivatives (asset)	1,401	573
Liquidity risk | Debt derivatives | 1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0	0
Net carrying amount of derivatives (asset)	0	0
Liquidity risk | Debt derivatives | 4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0	0
Net carrying amount of derivatives (asset)	0	0
Liquidity risk | Debt derivatives | After 5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0	0
Net carrying amount of derivatives (asset)	0	0
Liquidity risk | Debt derivatives | Cash flow hedges
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0
Derivative financial liabilities, undiscounted cash flows	11,313	11,114
Net carrying amount of derivatives (asset)	11,717	11,702
Liquidity risk | Debt derivatives | Cash flow hedges | Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	1,297	86
Net carrying amount of derivatives (asset)	1,084	81
Liquidity risk | Debt derivatives | Cash flow hedges | 1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	1,504	2,516
Net carrying amount of derivatives (asset)	1,822	2,772
Liquidity risk | Debt derivatives | Cash flow hedges | 4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	1,607	937
Net carrying amount of derivatives (asset)	1,521	891
Liquidity risk | Debt derivatives | Cash flow hedges | After 5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	6,905	7,575
Net carrying amount of derivatives (asset)	7,290	$ 7,958
Liquidity risk | Interest rate derivatives
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0
Net carrying amount of derivatives (asset)	243
Liquidity risk | Interest rate derivatives | Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Net carrying amount of derivatives (asset)	243
Liquidity risk | Interest rate derivatives | 1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Net carrying amount of derivatives (asset)	0
Liquidity risk | Interest rate derivatives | 4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Net carrying amount of derivatives (asset)	0
Liquidity risk | Interest rate derivatives | After 5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Net carrying amount of derivatives (asset)	$ 0